Share-Based Compensation to Employees (Details) - Schedule of Restricted Ordinary Shares Activities - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Restricted Ordinary Shares Activities [Abstract]
Number of shares		200
Weighted average grant date fair value		$ 30.1
Number of shares Vested	200	200
Weighted average grant date fair value Vested	$ 9.7	$ 30.1
Number of shares Forfeited or canceled
Weighted average grant date fair value Forfeited or canceled
Number of shares
Weighted average grant date fair value
Number of shares Granted	200
Weighted average grant date fair value Granted	$ 9.7